Derivatives financial instruments - Options related to MBR shares (Details) item in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) R$ / shares item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Derivative financial instruments
Financial settlement inflows (outflows)	$ (240)	$ (1,602)	$ (1,202)
Options
Derivative financial instruments
Notional (quantity) | item	2,139	2,139
Average strike per share | R$ / shares	1.7
Fair value of assets	$ 251	$ 121
Value at risk	12
Options | 2018
Derivative financial instruments
Fair value of assets	$ 251